Allowance for Losses on Loans - Narrative (Details) - USD ($)	3 Months Ended										12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015		Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision (release) for loan losses	$ (3,100,000)		$ (1,650,000)	$ (1,500,000)	$ 0	$ 219,000		$ (1,932,000)	$ (3,949,000)	$ (5,500,000)	$ (6,250,000)		$ (11,162,000)		$ (15,401,000)
Allowance for credit losses, charge-offs, net of recoveries											(13,065,000)		(5,370,000)
Nonaccrual loans by portfolio segment	42,414,000					67,810,000					42,414,000		67,810,000
Loans receivable, gross	10,950,608,000					9,823,270,000					10,950,608,000		9,823,270,000
Covered loans, allowance for losses	0					0					0		0
Allowance for probable losses	113,494,000					106,829,000					113,494,000		106,829,000		$ 114,591,000
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	9,784,140,000	[1]				8,963,453,000	[2]				9,784,140,000	[1]	8,963,453,000	[2]
Allowance for probable losses	113,128,000					106,554,000					113,128,000		106,554,000
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	34,271,000	[1]				85,513,000	[2]				34,271,000	[1]	85,513,000	[2]
Allowance for probable losses	366,000					275,000					366,000		275,000
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	28,974,000					75,909,000					28,974,000		75,909,000
Non-Performing Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual loans by portfolio segment	42,414,000					67,810,000					42,414,000		67,810,000
Loans receivable, gross	$ 71,441,000					$ 128,908,000					$ 71,441,000		$ 128,908,000
Ratio of non-performing assets to total assets	0.48%					0.88%					0.48%		0.88%
Acquired loans subject to general allowance	$ 20,175,000										$ 20,175,000

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans
[2]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans